Segment information and revenue from contracts with customers - Contract balances (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Segment information and revenue from contracts with customers
Trade receivables (note 15)	€ 12,709	€ 8,572
Contract assets (note 15)	3,884	2,329
Contract liabilities (note 19.4)	€ 3,748	€ 297